Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Leases - Operating Leases

The table below provides the total amount of lease payments for the next five 12-month periods on an undiscounted basis on the Company’s chartered-in contracts as of June 30, 2026:

Period	Amount
2027	$37,891
2028	37,312
2029	36,632
2030	34,769
2031	34,356
2032 and thereafter	62,135
Total	$243,095
Operating lease liabilities, including current portion	$201,802
Discount based on incremental borrowing rate	$41,293

Leases - Finance Leases

The table below provides the total amount of lease payments and options to acquire vessels for the next five 12-month periods on an undiscounted basis under the Company’s finance leases as of June 30, 2026:

Period	Amount
2027	$34,423
2028	34,362
2029	34,147
2030	41,628
2031	31,895
2032 and thereafter	272,654
Total	$449,109
Finance lease liabilities, including current portion (see Note 6 – Borrowings)	$310,064
Discount based on incremental borrowing rate	$139,045